                        SUPPLEMENT DATED OCTOBER 7, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

This Supplement is intended to be distributed with the prospectus dated May 1, 2002 for SIGNATURE IMMEDIATE VARIABLE ANNUITY I contracts issued by John Hancock Life Insurance Company ("Product Prospectus") and with the prospectus dated May 1, 2002 for the John Hancock Variable Series Trust I ("Variable Series Trust") that accompanies the Product Prospectus.

This Supplement amends the Product Prospectus.

Revised Fee Table

The fund expenses shown in the Product Prospectus for the Large Cap Growth and Small/Mid Cap CORE/SM/ Funds have changed. The shareholders approved increases in investment management fees for these funds of the Variable Series Trust, effective October 7, 2002. The fee table in the Product Prospectuses does not reflect those increases. Set out below is a revised expense table that shows what the affected Fund's expenses would have been had the investment management fee increases been in place for all of 2001:

                                                                                                   Total Fund         Total Fund
                                             Investment    Distribution and    Other Operating     Operating           Operating
                                             Management        Service          Expenses With     Expenses With     Expenses Absent
Fund Name                                       Fee         (12b-1) Fees       Reimbursement      Reimbursement     Reimbursement
---------                                    ----------    ----------------    ---------------    -------------     ---------------
JOHN HANCOCK VARIABLE
SERIES TRUST I:
Large Cap Growth ...........................    0.80%            N/A               0.03%             0.83%              0.83%
Small/Mid Cap CORE/SM/ .....................    1.05%            N/A               0.10%             1.15%              1.40%


Revised Examples

The following table replaces the examples contained on page 7 of the Product Prospectus with respect to Large Cap Growth and Small/Mid Cap CORE/SM/ investment allocations. The table shows the current expenses you would pay, directly or indirectly, on a $1,000 investment for an immediate life annuity on a 65-year old female with payments guaranteed for 20 contract years, and assumes annual fund expenses at the new rates shown above. Actual expense may be greater or less than those shown.

Assuming that we make annuity payments for the entire period, the expenses would be:

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                    ------     -------     -------     --------
          Large Cap Growth           $17         $49        $79         $146
          Small/Mid Cap CORE/SM/     $20         $58        $94         $172

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE VARIABLE SERIES TRUST WAS UPDATED ON OCTOBER 7, 2002 AND CONTAINS DETAILED INFORMATION ABOUT THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL INFORMATION BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.